Exhibit 99.6

 Schedule 2 - Rebuttal Findings Report

MORGAN STANLEY CAPITAL I INC. ABS-15G

Loan Number	Loan ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Compensating Factors	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
XXXX	6980103	1 of 3	XXXX	XX/XX/XXXX	Compliance	No Compliance Findings	22766667	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
XXXX	6980103	2 of 3	XXXX	XX/XX/XXXX	Credit	No Credit Findings	22767259	The loan meets all applicable credit guidelines.						1	1	1	1
XXXX	6980103	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	22767256	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the opinion of value in the origination appraisal report.						1	1	1	1